Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 12, 2016

TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION OF

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO,

DATED MAY 1, 2015

The following information supplements the fund’s Prospectuses and Statement of Additional Information (“SAI”):

Apex Capital, LLC (“Apex”) will no longer serve as a subadviser to the fund effective on or about February 29, 2016. All references to Apex are removed from the fund’s Prospectuses and Statement of Additional Information as of that date.

First Quadrant, L.P. will become a subadviser to the fund effective by May 2, 2016 and will manage the portion of the fund allocated to it using a global macro (systematic) investment strategy.

The section of the Prospectuses titled “Principal investment strategies” and the section of the SAI titled “Investment Objective and Management Policies – Investment Objective and Principal Investment Strategies” are supplemented with the following text:

Investment strategy	Subadviser
Global Macro (Systematic)	First Quadrant, L.P.

The sections of the Prospectuses titled “Principal risks – Model risk” and “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund – Model risk” are replaced with the following text:

Model risk. The subadvisers’ investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy. A subadviser’s investment models may not be able to protect against or capture certain extraordinary sudden market events such as U.S. or foreign governments’ actions or interventions, and as a result may not be as effective during these periods.

Permal Alternative Select VIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 12, 2016

TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION OF

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO,

DATED MAY 1, 2015

The following information supplements the fund’s Prospectuses and Statement of Additional Information (“SAI”):

Apex Capital, LLC (“Apex”) will no longer serve as a subadviser to the fund effective on or about February 29, 2016. All references to Apex are removed from the fund’s Prospectuses and Statement of Additional Information as of that date.

First Quadrant, L.P. will become a subadviser to the fund effective by May 2, 2016 and will manage the portion of the fund allocated to it using a global macro (systematic) investment strategy.

The section of the Prospectuses titled “Principal investment strategies” and the section of the SAI titled “Investment Objective and Management Policies – Investment Objective and Principal Investment Strategies” are supplemented with the following text:

Investment strategy	Subadviser
Global Macro (Systematic)	First Quadrant, L.P.

The sections of the Prospectuses titled “Principal risks – Model risk” and “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund – Model risk” are replaced with the following text:

Model risk. The subadvisers’ investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy. A subadviser’s investment models may not be able to protect against or capture certain extraordinary sudden market events such as U.S. or foreign governments’ actions or interventions, and as a result may not be as effective during these periods.